Note 4 - Short-Term Notes Payable (Details) - USD ($)							1 Months Ended		2 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2015	Dec. 31, 2014	Nov. 18, 2014	Sep. 30, 2014	Jul. 31, 2014	Jul. 23, 2014	Oct. 31, 2014	Jul. 31, 2014	May. 31, 2015	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 09, 2014	Aug. 31, 2014	Aug. 04, 2014	Jun. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Oct. 31, 2013	Sep. 30, 2013	May. 31, 2013	Jan. 31, 2013
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Securities Purchase Agreement Terms								(i) the Qualified Public Offering closes within six (6) months of the first closing of the convertible notes offering (“Qualified Public Offering Deadline”) and (ii) 70% of the public offering price per share of the Common Stock in the Qualified Public Offering (the “QPO Discount Price”) is less than the Conversion Price floor contained in Section 7(e)(i) of the Certificate of Designation (the “Conversion Price Floor”), or (B) if a Qualified Public Offering has not been consummated by the Qualified Public Offering Deadline, upon the Preferred Stockholders’ conversion of their shares of Preferred Stock to the extent that 70% of the volume weighted average price of the Common Stock on the principal Trading Market (as defined in the Certificate of Designation) of the Common Stock during the ten Trading Days (as defined in the Certificate of Designation) immediately preceding the Qualified Public Offering Deadline (the “Non-QPO Discount Price”) is less than the Conversion Price Floor.
Amortization of Debt Discount (Premium)										$ 275,640		$ 219,097	$ 87,853		$ 247,338	$ 413,695
Debt Instrument, Unamortized Discount		$ 194,097										$ 0			$ 194,097	0										$ 77,644
Debt Conversion, Converted Instrument, Amount																$ 415,775
Debt Instrument, Face Amount										$ 1,000,000															$ 156,243
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				37,440	28,986			28,986		5,926	37,440		37,440					61,539	61,539	4,831	21,538	21,538
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 13.50											$ 11.25		$ 18.75	$ 7.50
Percentage Reduction to Number of Warrants				11.00%	11.00%			11.00%			11.00%		11.00%
31 Group, LLC [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Securities Purchase Agreement Terms						(i) a senior convertible note, in an original principal amount of $610,978 (subsequently reduced to $543,478) (the “31 Group Note”), which shall be convertible into a certain amount of shares of Common Stock, in accordance with the terms of the 31 Group Note, (ii) a warrant (the “31 Group Warrant”) to initially acquire up to 27,155 additional shares of Common Stock (subsequently reduced to 24,155 shares) (the “31 Group Conversion Shares,” and collectively with the 31 Group Note, the 31 Group Warrant and the 31 Conversion Shares, the “31 Group Securities”) for an aggregate purchase price of $500,000 (representing an approximately 8.7% original issue discount) (the “31 Group Convertible Notes Offering”).
Debt Conversion, Original Debt, Amount							$ 40,000
SOK Partners LLC [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																	4,831			5,431
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	$ 12.38			$ 12.38
Convertible Notes Payable [Member] | 31 Group, LLC [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount													$ 40,000
The 2014 Convertible Notes [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount				$ 1,800,000							$ 1,800,000		1,800,000
DebtInstrumentReducedFaceAmount				1,600,000							1,600,000		1,600,000				$ 1,603,260
Proceeds from Convertible Debt											1,475,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																	71,257
Percentage Reduction to Debt Instrument, Face Amount																	11.00%
Percentage Reduction to Number of Warrants																	11.00%
The 2014 Convertible Notes [Member] | SOK Partners LLC [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount				$ 122,196							122,196		$ 122,196
Proceeds from Convertible Debt											$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				5,431							5,431		5,431
The 2015 Convertible Notes [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount									$ 275,000
Proceeds from Convertible Debt									$ 250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0
The Convertible Notes [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount														$ 927,663
Debt Instrument, Face Amount														$ 933,073
Debt Instrument, Redemption Price, Percentage												140.00%
Debt Instrument, Principal Redemption Amount	$ 933,074
Debt Instrument, Redemption Premium, Percentage	40.00%
Debt Instrument, Redemption Price	$ 1,548,792											$ 1,500,000
Debt Instrument, Redemption Amount Paid To Affiliates	$ 167,031											167,031
Short-term Debt												$ 0
SOK Note 31 Group Note And Affiliate Notes [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate During Period															12.00%
Debt Instrument, Convertible, Terms of Conversion Feature															(i) the product of (x) the arithmetic average of the lowest three volume weighted average prices of the Common Stock during the ten consecutive trading days ending and including the trading day immediately preceding the applicable conversion date and (y) 72.5% (or if an event of default has occurred and is continuing, 70%), and (ii) $11.25 (as adjusted for stock splits, stock dividends, recapitalizations or similar events).
Amortization of Debt Discount (Premium)		137,470		$ 250,494
Debt Instrument, Unamortized Discount		$ 56,627		$ 103,088							$ 103,088		$ 103,088		$ 56,627
SOK Partners LLC [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Securities Purchase Agreement Terms						(i) a senior convertible note, in an original principal amount of $122,196 (the “SOK Note”), which SOK Note shall be convertible into a certain amount of shares (the “SOK Conversion Shares”) of Common Stock, in accordance with the terms of the SOK Note, and (ii) a warrant (the “SOK Warrant”) to initially acquire up to 5,431 additional shares of Common Stock (the “SOK Warrant Shares,” and collectively with the SOK Note, the SOK Warrant and the SOK Conversion Shares, the “SOK Securities”) for an aggregate purchase price of $100,000 (with the reduced principal amount as described below representing an approximately 8.7% original issue discount) (the “SOK Convertible Notes Offering”).
Notes Payable, Current																	$ 108,696
Class of Warrant or Right, Outstanding (in Shares)																	4,831
Affiliates [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Securities Purchase Agreement Terms					(i) senior convertible notes, in an original aggregate principal amount of $1,069,222 (subsequently reduced to $951,086) (the “Affiliate Notes”), which Affiliate Notes shall be convertible into a certain amount of shares (the “Affiliate Conversion Shares”) of the Company’s Common Stock in accordance with the terms of the Affiliate Notes, and (ii) warrants (the “Affiliate Warrants”) to initially acquire up to 48,879 additional shares of Common Stock (subsequently reduced to 42,271 shares) (the “Affiliate Warrant Shares,” and collectively with the Affiliate Notes, the Affiliate Warrants and the Affiliate Conversion Shares, the “Affiliate Securities”) for an aggregate purchase price of $875,000 (representing an approximately 8.7% original issue discount) (the “Affiliate Convertible Notes Offering”).
Affiliates [Member] | Convertible Notes Payable [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount													$ 40,000
Affiliate Investor One [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 80,000
Affiliate Investor Two [Member]
Note 4 - Short-Term Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 280,615.81